Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Non Vested Stock Option Activity

The following table summarizes the nonvested stock options activity for the six months ended June 30, 2013:

Nonvested stock options	Shares	Weighted-average exercise prices
Nonvested at December 31, 2012	4,571,258	$2.16
Vested	(3,436,392)	2.11

Nonvested at June 30, 2013	1,134,866	$2.30

The following table summarizes the nonvested stock options activity for the years ended December 31, 2012 and 2011:

Nonvested stock options	Shares	Weighted-average exercise prices(2)
Nonvested at December 31, 2010	—	$—
Granted(1)	5,739,140	1.30
Vested(3)(4)	(326,574)	1.30
Forfeitures	(350,592)	1.30

Nonvested at December 31, 2011	5,061,974	$1.30
Granted	1,020,000	4.95
Vested(3)(4)	(279,750)	1.30
Forfeitures	(1,230,966)	1.30

Nonvested at December 31, 2012	4,571,258	$2.16

(1)	Includes 100,000 of stock options that were not granted under the Equity Incentive Plan, but are subject to certain terms of the Equity Incentive Plan.
(2)	Exercise price was retroactively adjusted to reflect the equitable adjustment of $3.71 per share as discussed below.
(3)	Amount of options exercisable as of December 31, 2012 and 2011, respectively. The weighted average remaining contractual term of these options is 7.85 years and 8.75 years as of December 31, 2012 and 2011, respectively.
(4)	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $1.6 million and $1.2 million, respectively.

Nonvested Restricted Shares Activity

The following table summarizes the nonvested restricted shares activity for the six months ended June 30, 2013:

Nonvested restricted shares	Shares	Weighted-average grant date fair value
Nonvested at December 31, 2012	115,420	$5.90
Vested	(115,420)	5.90

Nonvested at June 30, 2013	—	$—

The following table summarizes the nonvested restricted shares activity for the years ended December 31, 2012 and 2011:

Nonvested restricted shares	Shares	Weighted-average grant date fair value
Nonvested at December 31, 2010	—	$—
Granted	160,000	5.00
Vested(1)	(33,884)	5.00

Nonvested at December 31, 2011	126,116	5.00
Granted	29,292	8.54
Vested(1)	(86,128)	5.00

Nonvested at December 31, 2012	69,280	$6.50

(1)	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $0.2 million and $0.1 million, respectively.

Share-Based Compensation Recognized

Share-based compensation recognized was as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Share-based compensation recognized, net
Stock options, net of income tax of $488, $40, $500 and $87	$5,062	$134	$5,212	$291
Restricted shares, net of income tax of $11, $49, $26 and $80	90	163	271	266

Share-based compensation recognized was as follows:

	Year ended December 31,
(Dollar amounts in thousands)	2012	2011
Share-based compensation recognized, net
Stock options, net of income tax expense of $62 and $214	$595	$714
Restricted shares, net of income tax expense of $47 and $51	609	170

Assumptions used to Estimate Fair Value of Stock Option Granted

The fair value of the stock options granted during 2011 and 2012 was estimated using the Black-Scholes-Merton (“BSM”) option pricing model for Tranche A options granted under the Equity Incentive Plan and the Monte Carlo simulation analysis for Tranche B and Tranche C options, with the following assumptions:

	Years ended December 31,
	2012	2011
	Stock options granted under the Stock Incentive Plan	Stock options granted under the Stock Incentive Plan	Stock options not granted under the Stock Incentive Plan
Stock Price(1)	$5.19 per share	$1.30 per share	$1.30 per share
Risk-free rate	0.59%	2.14%	2.06%
Expected volatility	31.12%	35.00%	35.00%
Expected annual dividend yield	0.00%	0.00%	0.00%
Expected term	3.87 years	4.60 years	4.49 years

(1)	As discussed above, on May 9, 2012 an equitable adjustment to stock options was approved with caused a reduction of $3.71 per share of the exercise price of the outstanding options. Accordingly, the stock price presented above reflects this equitable adjustment for both periods as applicable.